UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21901

Exact name of registrant as specified in charter:	Aberdeen Global Dynamic Dividend Fund

Address of principal executive offices:	1900 Market Street, Suite 200
Philadelphia, PA 19103

Name and address of agent for service:	Andrea Melia
Aberdeen Standard Investments Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) is filed herewith.

(b) Not applicable.

Aberdeen Global Dynamic Dividend Fund (AGD)

Semi-annual Report
April 30, 2021

San Francisco

Letter to Shareholders (unaudited)

Dear Shareholder,

We present this Semi-Annual Report which covers the activities of Aberdeen Global Dynamic Dividend Fund (the "Fund") for the six-month period ended April 30, 2021. The Fund's investment objective is to seek high current dividend income more than 50% of which qualifies as "qualified dividend income eligible" for the reduced Federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.

Total Investment Return1

For the six-month period ended April 30, 2021, the total return to shareholders of the Fund based on the net asset value ("NAV") and market price of the Fund are as follows:

NAV[2,3]	31.4%
Market Price[2]	40.0%
MSCI All Country World Index (Net Dividends)[4]	28.3%

For more information about Fund performance, please visit the Fund on the web at www.aberdeenagd.com. Here, you can view quarterly commentary on the Fund's performance, monthly fact sheets, distribution and performance information, and other Fund literature.

NAV, Market Price and Discount

The below table represents comparison from current six-month period end to prior fiscal year end of Market Price to NAV and associated Discount.

	NAV	Closing Market Price	Discount
4/30/2021	$12.88	$11.59	10.02%
10/31/2020	$10.16	$8.58	15.55%

During the six-month period ended April 30, 2021, the Fund's NAV was within a range of $10.29 to $13.00 and the Fund's market price was within a range of $8.69 to $11.64. During the six-month period ended April 30, 2021, the Fund's shares traded within a range of a discount of 9.9% to 15.5%.

Distribution Policy

Distributions to common shareholders for the twelve months ended April 30, 2021 totaled $0.78 per share. Based on the market price of

$11.59 on April 30, 2021, the distribution rate over the twelve-month period ended April 30, 2021 was 6.7%. Based on the NAV of $12.88 on April 30, 2021, the distribution rate over the twelve month period ended April 30, 2021 was 6.1%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.

On May 11, 2021 and June 9, 2021, the Fund announced that it would pay on May 28, 2021 and June 30, 2021, respectively, a distribution of U.S. $0.065 per share to all shareholders of record as of May 21, 2021 and June 23, 2021, respectively.

The Fund's policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital, which is a non-taxable return of capital. This policy is subject to an annual review as well as regular review at the Board of Trustees of the Fund's (the "Board") quarterly meetings, unless market conditions require an earlier evaluation.

Open Market Repurchase Program

On June 13, 2018, the Board approved a share repurchase program ("Program") for the Fund. The Program allows the Fund to purchase, in the open market, its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Fund's investment adviser and subject to market conditions and investment considerations. The Fund reports repurchase activity on the Fund's website on a monthly basis. For the six-month period ended April 30, 2021, the Fund did not repurchase any shares through the Program.

Portfolio Holdings Disclosure

The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year are included in the Fund's semi-annual and annual reports to shareholders. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These reports are available on the SEC's website at sec.gov. The Fund makes the information available to shareholders upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.

1	Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and shares, when sold, may be worth more or less than original cost. Current performance may be lower or higher than the performance quoted. Net asset value return data include investment management fees, custodial charges and administrative fees (such as Director and legal fees) and assumes the reinvestment of all distributions.
2	Assuming the reinvestment of dividends and distributions.
3	The Fund's total return is based on the reported net asset value ("NAV") for each financial reporting period end and may differ from what is reported on the Financial Highlights due to financial statement rounding or adjustments.
4	The Morgan Stanley Capital International (MSCI) All Country (AC) World Index is an unmanaged index considered representative of developed and emerging market stock markets. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. You cannot invest directly in an index.

Aberdeen Global Dynamic Dividend Fund	1

Letter to Shareholders (unaudited) (concluded)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available by August 31 of the relevant year: (1) without charge, upon request, by calling Investor Relations toll-free at 1-800-522-5465; and (2) on the SEC's website at sec.gov.

COVID-19

The illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. Although some markets have rebounded, others have not. These circumstances may recur or continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, including the Fund, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will vary from market to market and, in some cases, may not be known for some time.

LIBOR

Under the revolving credit facility, the Fund is charged interest on amounts borrowed at a variable rate, which may be based on the London Interbank Offered Rate ("LIBOR") plus a spread. In 2017, the head of the United Kingdom's Financial Conduct Authority ("FCA") announced a desire to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used LIBOR rates may continue until mid-2023. It is anticipated that LIBOR ultimately will be discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying market around that time. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund's payment obligations under the revolving credit facility cannot yet be determined.

Unclaimed Share Accounts

Please be advised that abandoned or unclaimed property laws for certain states require financial organizations to transfer (escheat) unclaimed property (including Fund shares) to the state. Each state has its own definition of unclaimed property, and Fund shares could be considered "unclaimed property" due to account inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a shareholder is returned to the Fund's transfer agent as undeliverable), or a combination of both. If your Fund shares are categorized as unclaimed, your financial advisor or the Fund's transfer agent will follow the applicable state's statutory requirements to contact you, but if unsuccessful, laws may require that the shares be escheated to the appropriate state. If this happens, you will have to contact the state to recover your property, which may involve time and expense. For more information on unclaimed property and how to maintain an active account, please contact your financial adviser or the Fund's transfer agent.

Investor Relations Information

As part of Aberdeen Standard's commitment to shareholders, we invite you to visit the Fund on the web at www.aberdeenagd.com. Here, you can view monthly fact sheets, quarterly commentary, distribution and performance information, and other Fund literature.

Enroll in Aberdeen Standard's email services and be among the first to receive the latest closed-end fund news, announcements, videos and other information. In addition, you can receive electronic versions of important Fund documents, including annual reports, semi-annual reports, prospectuses, and proxy statements. Sign up today at https://www.aberdeenstandard.com/en-us/cefinvestorcenter/contact-us/preferences.

Contact Us:

•  Visit: https://www.aberdeenstandard.com/en-us/cefinvestorcenter;

•  Email: Investor.Relations@aberdeenstandard.com; or

•  Call: 1-800-522-5465 (toll-free in the U.S.).

Yours sincerely,

/s/ Christian Pittard

Christian Pittard
President

All amounts are U.S. Dollars unless otherwise stated.

2	Aberdeen Global Dynamic Dividend Fund

Total Investment Returns (unaudited)

The following table summarizes the average annual Fund performance compared to the Fund's benchmark, the MSCI All Country (AC) World Index, for the six-month, 1-year, 3-year, 5-year and 10-year periods ended April 30, 2021.

	6 Months	1 Year	3 Years	5 Years	10 Years
Net Asset Value ("NAV")	31.4%	45.6%	12.2%	13.6%	7.4%
Market Price	40.0%	52.9%	11.6%	14.9%	6.2%
MSCI AC World Index (Net Dividends)	28.3%	45.7%	13.3%	13.9%	9.1%

Aberdeen Asset Managers Limited assumed responsibility for the management of the Fund as investment adviser on May 7, 2018. Performance prior to this date reflects the performance of an unaffiliated investment adviser.

Effective May 4, 2018, Aberdeen Asset Managers Limited entered into a written contract with the Fund to waive fees or limit expenses. This contract may not be terminated before June 30, 2021. Absent such waivers and/or reimbursements, the Fund's returns would be lower. See Note 3 in the Notes to Financial Statements.

Returns represent past performance. Total investment return at NAV is based on changes in the NAV of Fund shares and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program. All return data at NAV includes fees and expenses charged to the Fund, which are listed in the Fund's Statement of Operations under "Expenses". Total investment return based on market value is based on changes in the market price at which the Fund's shares traded on the NYSE during the period and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program. The Fund's total investment return is based on the reported NAV or market price, as applicable, at the financial reporting period end. Because the Fund's shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on both market price and NAV. Past performance is no guarantee of future results. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund. The current performance of the Fund may be lower or higher than the figures shown. The Fund's yield, return, market price and NAV will fluctuate. Performance information current to the most recent month-end is available at www.aberdeenagd.com or by calling 800-522-5465.

The annualized net operating expense ratio, excluding fee waivers, based on the six-month period ended April 30, 2021 was 1.34%. The annualized net operating expense ratio, net of fee waivers, based on the six-month period ended April 30, 2021 was 1.18%. The annualized net operating expense ratio, net of fee waivers and excluding interest expense, based on the six-month period ended April 30, 2021 was 1.16%.

Aberdeen Global Dynamic Dividend Fund	3

Portfolio Summary (unaudited)

The following table summarizes the sector composition of the Fund's portfolio, in S&P Global Inc.'s Global Industry Classification Standard ("GICS") Sectors, expressed as a percentage of net assets as of April 30, 2021.

Sectors	As a Percentage of Net Assets
Information Technology	16.8%
Financials	16.5%
Health Care	11.4%
Industrials	10.3%
Consumer Discretionary	9.8%
Consumer Staples	9.4%
Utilities	7.4%
Communication Services	6.5%
Materials	5.1%
Energy	3.6%
Real Estate	3.6%
Liabilities in Excess of Other Assets	(0.4)%
100.0%

The following chart summarizes the composition of the Fund's portfolio by geographic classification expressed as a percentage of net assets as of April 30, 2021:

Countries	As a Percentage of Net Assets
United States	49.9%
France	7.3%
Germany	6.3%
United Kingdom	6.0%
Switzerland	3.3%
China	3.1%
Canada	2.6%
South Korea	2.6%
Netherlands	2.3%
Brazil	2.1%
Other	14.5%
100.0%

Top Ten Equity Holdings (unaudited)

The following were the Fund's top ten equity holdings as of April 30, 2021:

Name of Security	As a Percentage of Net Assets
Apple, Inc.	2.9%
Microsoft Corp.	2.1%
Samsung Electronics Co. Ltd.	1.9%
RWE AG	1.8%
Alphabet, Inc., Class C	1.8%
AbbVie, Inc.	1.6%
Target Corp.	1.6%
Enbridge, Inc.	1.6%
Broadcom, Inc.	1.5%
Lowe's Cos., Inc.	1.5%

4	Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited)

As of April 30, 2021

	Shares	Value
COMMON STOCKS—98.5%
AUSTRALIA—1.2%
Materials—1.2%
Rio Tinto PLC, ADR	22,215	$1,889,608
BRAZIL—2.1%
Industrials—0.9%
CCR SA	679,200	1,505,429
Materials—1.2%
Vale SA, ADR	97,600	1,963,712
Total Brazil		3,469,141
CANADA—2.6%
Energy—1.6%
Enbridge, Inc.	65,700	2,534,049
Materials—1.0%
Barrick Gold Corp.	80,300	1,706,375
Total Canada		4,240,424
CHINA—3.1%
Communication Services—0.9%
Tencent Holdings Ltd.	19,100	1,523,645
Consumer Discretionary—1.2%
Shenzhou International Group Holdings Ltd.	86,600	1,905,113
Financials—1.0%
Ping An Insurance Group Co. of China Ltd., H Shares	140,500	1,531,768
Total China		4,960,526
DENMARK—1.4%
Financials—1.4%
Tryg A/S	99,966	2,285,912
FINLAND—1.2%
Information Technology—0.6%
Nokia OYJ(a)	214,106	1,014,210
Utilities—0.6%
Fortum OYJ	37,500	985,455
Total Finland		1,999,665
FRANCE—7.3%
Consumer Discretionary—1.1%
LVMH Moet Hennessy Louis Vuitton SE	2,400	1,808,040
Consumer Staples—1.0%
Danone SA	22,000	1,552,968
Energy—1.0%
TOTAL SE, ADR(b)	37,200	1,647,216
Financials—0.8%
AXA SA	47,500	1,341,639

Aberdeen Global Dynamic Dividend Fund	5

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

	Shares	Value
COMMON STOCKS (continued)
FRANCE (continued)
Health Care—1.1%
Sanofi	15,900	$1,666,992
Industrials—2.3%
Alstom SA(a)	30,200	1,649,270
Bouygues SA	6,962	298,360
Schneider Electric SE	11,100	1,771,069
		3,718,699
Total France		11,735,554
GERMANY—6.3%
Financials—1.8%
Deutsche Boerse AG	10,100	1,740,485
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,915	1,131,177
		2,871,662
Health Care—0.7%
Bayer AG	18,200	1,177,691
Information Technology—1.0%
Infineon Technologies AG	41,400	1,660,162
Materials—1.0%
Linde PLC(a)	5,700	1,629,271
Utilities—1.8%
RWE AG	76,429	2,902,151
Total Germany		10,240,937
HONG KONG—1.0%
Financials—1.0%
Hong Kong Exchanges & Clearing Ltd.	27,800	1,676,646
INDONESIA—1.0%
Communication Services—1.0%
Telkom Indonesia Persero Tbk PT	7,397,500	1,634,438
ITALY—1.2%
Utilities—1.2%
Enel SpA	189,100	1,877,636
JAPAN—1.9%
Financials—0.8%
Mitsubishi UFJ Financial Group, Inc.	231,200	1,230,006
Real Estate—1.1%
GLP J-REIT	1,100	1,843,902
Total Japan		3,073,908
NETHERLANDS—2.3%
Consumer Staples—1.3%
Heineken NV	18,000	2,087,990

6	Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

	Shares	Value
COMMON STOCKS (continued)
NETHERLANDS (continued)
Information Technology—1.0%
ASML Holding NV	2,600	$1,687,768
Total Netherlands		3,775,758
NORWAY—1.0%
Communication Services—1.0%
Telenor ASA	86,200	1,535,651
SINGAPORE—1.1%
Financials—1.1%
Oversea-Chinese Banking Corp. Ltd.	194,582	1,778,776
SOUTH KOREA—0.7%
Materials—0.7%
LG Chem Ltd.	1,400	1,168,702
SPAIN—1.2%
Industrials—1.2%
Ferrovial SA	66,811	1,896,831
SWEDEN—1.3%
Consumer Staples—0.8%
Essity AB, Class B	37,300	1,217,397
Industrials—0.5%
Atlas Copco AB, A Shares	13,900	842,897
Total Sweden		2,060,294
SWITZERLAND—3.3%
Consumer Staples—1.2%
Nestle SA	15,900	1,897,358
Financials—1.1%
Zurich Insurance Group AG	4,600	1,887,189
Health Care—1.0%
Roche Holding AG	4,900	1,598,162
Total Switzerland		5,382,709
TAIWAN—1.4%
Information Technology—1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	104,000	2,190,199
UNITED KINGDOM—6.0%
Communication Services—1.4%
Vodafone Group PLC, ADR	120,200	2,277,790
Consumer Staples—0.9%
Unilever PLC	23,500	1,372,524
Financials—0.5%
Allfunds Group PLC(a)	48,007	806,875

Aberdeen Global Dynamic Dividend Fund	7

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

	Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Health Care—2.4%
AstraZeneca PLC, ADR	39,300	$2,085,651
Dechra Pharmaceuticals PLC	32,300	1,799,483
		3,885,134
Industrials—0.8%
Melrose Industries PLC	589,966	1,328,128
Total United Kingdom		9,670,451
UNITED STATES—49.9%
Communication Services—2.2%
Alphabet, Inc., Class C(a)(b)	1,200	2,892,144
Cineworld Group PLC(a)	536,100	716,624
		3,608,768
Consumer Discretionary—7.5%
Aptiv PLC(a)(b)	11,600	1,669,124
Genuine Parts Co.	16,200	2,024,514
Las Vegas Sands Corp.(a)	26,000	1,592,760
Lowe's Cos., Inc.(b)	12,500	2,453,125
Target Corp.(b)	12,400	2,570,024
TJX Cos., Inc. (The)(b)	25,000	1,775,000
		12,084,547
Consumer Staples—4.2%
Coca-Cola Co. (The)	31,300	1,689,574
Kraft Heinz Co. (The)	39,000	1,610,310
Mondelez International, Inc., Class A(b)	31,300	1,903,353
PepsiCo, Inc.	11,500	1,657,840
		6,861,077
Energy—1.0%
Williams Cos., Inc. (The)	70,600	1,719,816
Financials—7.0%
Bank of America Corp.(b)	50,300	2,038,659
Blackstone Group, Inc. (The), Class A	18,200	1,610,518
Charles Schwab Corp. (The)	29,500	2,076,800
Goldman Sachs Group, Inc. (The)	6,500	2,264,925
Huntington Bancshares, Inc.	95,500	1,463,060
JPMorgan Chase & Co.	11,900	1,830,339
		11,284,301
Health Care—6.2%
AbbVie, Inc.	23,296	2,597,504
Bristol-Myers Squibb Co.(b)	27,500	1,716,550
Eli Lilly & Co.	8,900	1,626,653
Medtronic PLC(b)	15,600	2,042,352
UnitedHealth Group, Inc.(b)	5,000	1,994,000
		9,977,059

8	Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Industrials—4.6%
Aerojet Rocketdyne Holdings, Inc.	32,800	$1,532,416
FedEx Corp.(b)	7,800	2,264,418
Lockheed Martin Corp.	4,300	1,636,408
Norfolk Southern Corp.	7,000	1,954,680
		7,387,922
Information Technology—10.9%
Apple, Inc.(b)	35,900	4,719,414
Avast PLC(c)	295,900	1,952,145
Broadcom, Inc.(b)	5,400	2,463,480
Cisco Systems, Inc.	33,300	1,695,303
Fidelity National Information Services, Inc.	12,100	1,850,090
Intel Corp.(b)	27,000	1,553,310
Microsoft Corp.(b)	13,400	3,379,212
		17,612,954
Real Estate—2.5%
American Tower Corp., REIT	7,500	1,910,775
Digital Realty Trust, Inc.(b)	10,300	1,589,393
GEO Group, Inc. (The), REIT	90,500	498,655
		3,998,823
Utilities—3.8%
Clearway Energy, Inc., Class A	40,800	1,084,464
CMS Energy Corp.(b)	28,200	1,815,798
FirstEnergy Corp.	36,100	1,368,912
NextEra Energy, Inc.(b)	24,400	1,891,244
		6,160,418
Total United States		80,695,685
Total Common Stocks		159,239,451
PREFERRED STOCKS—1.9%
SOUTH KOREA—1.9%
Information Technology—1.9%
Samsung Electronics Co. Ltd.	45,600	2,993,839
Total Preferred Stocks		2,993,839
Total Investments—100.4% (cost $119,341,190)(d)		162,233,290
Liabilities in Excess of Other Assets—(0.4)%		(605,380)
Net Assets—100.0%		$161,627,910

Aberdeen Global Dynamic Dividend Fund	9

Portfolio of Investments (unaudited) (concluded)

As of April 30, 2021

(a)  Non-income producing security.

(b)  All or a portion of the security has been designated as collateral for the line of credit.

(c)  Denotes a security issued under Regulation S or Rule 144A.

(d)  See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR  American Depositary Receipt

PLC  Public Limited Company

REIT  Real Estate Investment Trust

At April 30, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Depreciation
United States Dollar/Euro
07/14/2021	State Street Bank and Trust	USD 3,216,503	EUR 2,700,000	$3,250,822	$(34,319)

See Notes to Financial Statements.

10	Aberdeen Global Dynamic Dividend Fund

Statement of Assets and Liabilities (unaudited)

As of April 30, 2021

Assets
Investments, at value (cost $119,341,190)	$162,233,290
Foreign currency, at value (cost $1,515,390)	1,510,960
Receivable for investments sold	3,662,813
Interest and dividends receivable	588,937
Tax reclaim receivable	652,319
Prepaid expenses	12,639
Total assets	168,660,958
Liabilities
Line of credit payable (Note 6)	5,130,563
Payable for investments purchased	1,615,205
Investment management fees payable (Note 3)	112,230
Unrealized depreciation on forward foreign currency exchange contracts	34,319
Administration fees payable (Note 3)	10,553
Investor relations fees payable (Note 3)	9,481
Interest expense on line of credit	4,134
Other accrued expenses	116,563
Total liabilities	7,033,048

Net Assets	$161,627,910
Composition of Net Assets
Paid-in capital in excess of par	$134,142,569
Distributable earnings	27,485,341
Net Assets	$161,627,910
Net asset value per share based on 12,549,582 shares issued and outstanding	$12.88

See Notes to Financial Statements.

Aberdeen Global Dynamic Dividend Fund	11

Statement of Operations (unaudited)

For the Six-Month Period Ended April 30, 2021

Net Investment Income:

Income
Dividends and other income (net of foreign withholding taxes of $273,125)	$7,999,913
Total Investment Income	7,999,913

Expenses:
Investment management fee (Note 3)	754,266
Administration fee (Note 3)	60,341
Reports to shareholders and proxy solicitation	39,731
Investor relations fees and expenses (Note 3)	35,827
Independent auditors' fees and expenses	20,957
Trustee fees and expenses	16,761
Custodian's fees and expenses	15,733
Legal fees and expenses	9,493
Transfer agent's fees and expenses	8,840
Insurance expense	4,078
Miscellaneous	29,644
Total operating expenses, excluding interest expense	995,671
Interest expense (Note 6)	12,014
Total operating expenses before reimbursed/waived expenses	1,007,685
Less: Expenses waived (Note 3)	(120,416)
Net operating expenses	887,269

Net Investment Income	7,112,644

Net Realized/Unrealized Gain/(Loss) from Investments and Foreign Currency Related Transactions:

Net realized gain/(loss) from:
Investment transactions	1,913,140
Forward foreign currency exchange contracts	(38,290)
Foreign currency transactions	19,190
1,894,040

Net change in unrealized appreciation/(depreciation) on:
Investment transactions	30,056,735
Forward foreign currency exchange contracts	(57,762)
Foreign currency translation	4,284
30,003,257
Net realized and unrealized gain from investments and foreign currency related transactions	31,897,297
Net Increase in Net Assets Resulting from Operations	$39,009,941

See Notes to Financial Statements.

12	Aberdeen Global Dynamic Dividend Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020

Increase/(Decrease) in Net Assets:

Operations:
Net investment income	$ 7,112,644	$ 8,744,748
Net realized gain/(loss) from investments, forward foreign currency exchange contracts and foreign currency transactions	1,894,040	(5,551,342)
Net change in unrealized appreciation/(depreciation) on investments, forward foreign currency exchange contracts and foreign currency transactions	30,003,257	(5,668,189)
Net increase/(decrease) in net assets resulting from operations	39,009,941	(2,474,783)

Distributions to Shareholders From:
Distributable earnings	(4,894,337)	(9,529,704)
Tax return of capital	–	(258,970)
Net decrease in net assets from distributions	(4,894,337)	(9,788,674)
Change in net assets resulting from operations	34,115,604	(12,263,457)

Net Assets:
Beginning of period	127,512,306	139,775,763
End of period	$161,627,910	$127,512,306

Amounts listed as "–" are $0 or round to $0.

See Notes to Financial Statements.

Aberdeen Global Dynamic Dividend Fund	13

Financial Highlights

	For the Six-Month Period Ended April 30, 2021		For the Fiscal Years Ended October 31,
	(unaudited)	2020		2019	2018(a)	2017	2016
PER SHARE OPERATING PERFORMANCE:
Net asset value per common share, beginning of period	$10.16		$11.14	$10.80	$11.43	$9.96	$10.79
Net investment income	0.57	(b)	0.70 (b)	0.76 (b)	0.61 (b)	0.75	0.70
Net realized and unrealized gains/(losses) on investments, forward foreign currency exchange contracts and foreign currency transactions	2.54		(0.90)	0.36	(0.46)	1.50	(0.75)
Total from investment operations applicable to common shareholders	3.11		(0.20)	1.12	0.15	2.25	(0.05)
Distributions to common shareholders from:
Net investment income	(0.39)		(0.76)	(0.78)	(0.77)	(0.77)	(0.75)
Tax return of capital	–		(0.02)	–	(0.01)	(0.01)	(0.03)
Total distributions	(0.39)		(0.78)	(0.78)	(0.78)	(0.78)	(0.78)
Capital Share Transactions:
Net asset value per common share, end of period	$12.88		$10.16	$11.14	$10.80	$11.43	$9.96
Market price, end of period	$11.59		$8.58	$9.78	$9.25	$10.64	$8.42

Total Investment Return Based on(c):
Market price	40.01%		(4.43% )	14.71%	(6.37% )	36.68%	1.61%
Net asset value	31.39%		(0.65% )	11.91%	1.76%	24.13%	1.04%

Ratio to Average Net Assets Applicable to Common Shareholders/Supplementary Data:
Net assets applicable to common shareholders, end of period (000 omitted)	$161,628		$127,512	$139,776	$135,582	$143,431	$124,996
Net operating expenses, net of fee waivers	1.18%	(d)	1.18%	1.21%	1.19%	1.21%	1.14%
Net operating expenses, excluding fee waivers	1.34%	(d)	1.36%	1.34%	1.27%	– (e)	– (e)
Net operating expenses, net of fee waivers and excluding interest expense	1.16%	(d)	1.17%	1.16%	1.16%	1.17%	1.14%
Net investment income	9.43%	(d)	6.59%	7.06%	5.20%	6.87%	6.90%
Portfolio turnover	44%	(f)	105%	119%	80%	89%	97%
Line of credit payable outstanding (000 omitted)	$5,131		$–	$211	$–	$2,920	$–
Asset coverage ratio on revolving credit facility at period end	3,250%		–	66,335%	–	– (g)	– (g)
Asset coverage per $1,000 on line of credit payable at period end	$32,503		$–	$663,350	$–	$48,124	$–

(a)	Beginning with the year ended October 31, 2018, the Fund has been audited by KPMG LLP. Previous years were audited by a different independent registered public accounting firm.

(b)	Net investment income is based on average shares outstanding during the period.

(c)	Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each reporting period. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(d)	Annualized.

14	Aberdeen Global Dynamic Dividend Fund

Financial Highlights (concluded)

(e)	Effective on May 4, 2018, the Fund entered into an expense limitation agreement with Aberdeen Asset Managers Limited, the Fund's investment adviser. Prior to this, there was no such agreement in place.

(f)	Not annualized.

(g)	The Fund did not disclose asset coverage ratio on line of credit payable in prior years.

Amounts listed as "–" are $0 or round to $0.

See Notes to Financial Statements.

Aberdeen Global Dynamic Dividend Fund	15

Notes to Financial Statements (unaudited)

April 30, 2021

1. Organization

Aberdeen Global Dynamic Dividend Fund (the "Fund") is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 11, 2006, and commenced operations on July 26, 2006. The Fund's primary investment objective is to seek high current dividend income, more than 50% of which qualifies for the reduced Federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective. The Board of Trustees (the "Board") authorized an unlimited number of shares with no par value.

2. Summary of Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to generally accepted accounting principles ("GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the "Valuation Time" subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

16	Aberdeen Global Dynamic Dividend Fund

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

Derivative instruments are valued at fair value. Exchange traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12- month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund's assets are determined in good faith in accordance with the Valuation Procedures.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a "government money market fund" pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value ("NAV"). Generally, these investment types are categorized as Level 1 investments.

In the event that a security's market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund's investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1 – Quoted Prices ($)	Level 2 – Other Significant Observable Inputs ($)	Level 3 – Significant Unobservable Inputs ($)	Total ($)
Investments in Securities
Common Stocks	$99,459,530	$59,779,921	$–	$159,239,451
Preferred Stocks	–	2,993,839	–	2,993,839
Total Investments in Securities	$99,459,530	$62,773,760	$–	$162,233,290
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(34,319)	$–	$(34,319)

Amounts listed as "–" are $0 or round to $0.

During the six-month period ended April 30, 2021, there were no significant changes to the fair valuation methodologies for the type of holdings in the Fund's portfolio.

Aberdeen Global Dynamic Dividend Fund	17

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

b. Foreign Currency Translation:

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the current daily rates of exchange at the Valuation Time; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities due to changes in the foreign exchange rates from the portion due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.

Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund's books and the U.S. Dollar equivalent of the amounts actually received.

c. Security Transactions, Investment Income and Expenses:

Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income and expenses are recorded on an accrual basis.

d. Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage the Fund's currency exposure in an efficient manner.

They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to a particular benchmark or index. The use of forward contracts allows for the separation of investment decision-making between foreign securities holdings and their currencies.

The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forward contracts' prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These realized and unrealized gains and losses are reported on the Statement of Operations.

During the six-month period ended April 30, 2021, the Fund used forward contracts to hedge its currency exposure.

While the Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if

18	Aberdeen Global Dynamic Dividend Fund

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund's portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving a desired hedge, which will expose the Fund to the risk of foreign exchange loss.

Forward contracts are subject to the risk that a counterparty to a forward contract may default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the market price at the time of default.

Summary of Derivative Instruments:

The Fund may use derivatives for various purposes as noted above.

The following is a summary of the fair value of derivative instruments, not accounted for as hedging instruments, as of April 30, 2021:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted For as Hedging Instruments and Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency exchange contracts (foreign exchange risk)	Unrealized appreciation on forward foreign currency exchange contracts	$–	Unrealized depreciation on forward foreign currency exchange contracts	$34,319
Total		$–		$34,319

Amounts listed as "–" are $0 or round to $0.

The Fund has transactions that may be subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities as of April 30, 2021 to the net amounts by broker and derivative type, including any collateral received or pledged, is included in the following tables:

		Gross Amounts Not Offset in Statement of Assets & Liabilities				Gross Amounts Not Offset in Statement of Assets and Liabilities
Description	Gross Amounts of Assets Presented in Statement of Financial Position	Financial Instruments	Collateral Received(1)	Net Amount(3)	Gross Amounts of Liabilities Presented in Statement of Financial Position	Financial Instruments	Collateral Pledged(1)	Net Amount(3)
	Assets				Liabilities
Forward foreign currency(2)
State Street Bank and Trust	$–	$–	$–	$–	$34,319	$–	$–	$34,319

(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(2)	Includes financial instruments (swaps and forwards) which are not subject to a master netting arrangement across funds, or other another similar arrangement.
(3)	Net amounts represent the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting arrangements with the same legal entity.

Amounts listed as "–" are $0 or round to $0.

Aberdeen Global Dynamic Dividend Fund	19

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2021:

	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Forward foreign currency exchange contracts (foreign exchange risk)	Realized/Unrealized Gain/(Loss) from Investments and Foreign Currency Transactions	$(38,290)	$(57,762)
Total		$(38,290)	$(57,762)

Information about derivatives reflected as of the date of this report is generally indicative of the type of activity for the six-month period ended April 30, 2021. The table below summarizes the weighted average values of derivatives holdings for the Fund during the six-month period ended April 30, 2021.

Derivative	Average Notional Value
Purchase Forward Foreign Currency Contracts	$–
Sale Forward Foreign Currency Contracts	$3,679,571

Amounts listed as "–" are $0 or round to $0.

The Fund values derivatives at fair value, as described in the Statement of Operations. Accordingly, the Fund does not follow hedge accounting even for derivatives employed as economic hedges.

e. Distributions:

The Fund intends to make regular monthly distributions of net investment income to holders of common shares. The Fund expects to pay its common shareholders annually all or substantially all of its investment company taxable income. In addition, at least annually, the Fund intends to distribute all or substantially all of its net capital gains, if any.

Distributions from net realized gains for book purposes may include short-term capital gains which are ordinary income for tax purposes. Distributions to common shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported to shareholders as return of capital.

f. Federal Income Taxes:

The Fund intends to continue to qualify as a "regulated investment company" (RIC) by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund's U.S. federal and state tax returns for each of the most recent four fiscal years up to the fiscal year ended October 31, 2020 are subject to such review.

g. Foreign Withholding Tax:

Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes and are recorded on the Statement of Operations. The Fund files for tax reclaims for the refund of such withholding taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Fund accrues such taxes when the related income is earned.

In addition, when the Fund sells securities within certain countries in which it invests, the capital gains realized may be subject to tax. Based on these market requirements and as required under GAAP, the Fund accrues deferred capital gains tax on securities currently held that have unrealized appreciation within these countries. The amount of deferred

20	Aberdeen Global Dynamic Dividend Fund

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

capital gains tax accrued is reported on the Statement of Operations as part of the Net Change in Unrealized Appreciation/Depreciation on Investments.

h. Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

3. Agreements and Transactions with Affiliates

a. Investment Adviser

Aberdeen Asset Managers Limited ("AAML or the Adviser") serves as the Fund's investment adviser pursuant to an investment advisory agreement (the "Advisory Agreement") with the Fund. AAML is a wholly-owned indirect subsidiary of Standard Life Aberdeen plc ("SLA plc"). In rendering advisory services, the Adviser may use the resources of investment advisor subsidiaries of SLA plc. These affiliates have entered into procedures pursuant to which investment professionals from affiliates may render portfolio management and research services as associated persons of the Adviser.

As compensation for its services to the Fund, AAML receives an annual investment advisory fee of 1.00% based on the Fund's average daily net assets, computed daily and payable monthly.

Effective May 4, 2018, AAML entered into a written contract (the "Expense Limitation Agreement") with the Fund that is effective through June 30, 2021. The Expense Limitation Agreement limits the total ordinary operating expenses of the Fund (excluding any leverage costs, interest, taxes, brokerage commissions, and any non-routine expenses) from exceeding 1.16% of the average daily net assets of the Fund on an annualized basis. The total amount of the waiver for the six-month period ended April 30, 2021 pursuant to the Expense Limitation Agreement was $120,416.

AAML may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreement as of a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses; provided that the following requirements are met: the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser, and the payment of such reimbursement is approved by the Board on a quarterly basis (the "Reimbursement Requirements"). Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by AAML is not permitted.

As of April 30, 2021, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements to AAML from the Fund, based on expenses reimbursed by AAML, including adjustments described above, would be:

Amount Fiscal Year 2018 (Expires 10/31/2021)	Amount Fiscal Year 2019 (Expires 10/31/2022)	Amount Fiscal Year 2020 (Expires 10/31/2023)	Amount Six Months Period 2021 (Expires 4/30/2024)	Total*
$115,457	$174,660	$228,190	$120,416	$638,723

*  Amounts reported are due to expire throughout the respective 3-year expiration period presented above.

b. Fund Administrator

Effective June 1, 2020, Aberdeen Standard Investments, Inc. ("ASII"), an affiliate of the Adviser, became the Fund's Administrator. Pursuant to the Administration Agreement, ASII receives a fee paid by the Fund, at an annual fee rate of 0.08% of the Fund's average daily net assets. Prior to June 1, 2020, State Street Bank and Trust Company ("SSBT") served as the Fund's administrator. SSBT became the Fund's Sub-Administrator effective June 1, 2020. For the six-month period ended April 30, 2021, ASII earned $60,341 from the Fund for administration services.

c. Investor Relations

Under the terms of the Investor Relations Services Agreement, ASII provides and/or engages third parties to provide investor relations services to the Fund and certain other funds advised by AAML or its affiliates as part of an Investor Relations Program. Under the Investor Relations Services Agreement, the Fund owes a portion of the fees related to the Investor Relations Program (the "Fund's Portion"). However, Investor Relations Services fees are limited by ASII so that the Fund will only pay up to an annual rate of 0.05% of the Fund's average weekly net assets. Any difference between the capped rate of 0.05% of the Fund's average weekly net assets and the Fund's Portion is paid for by ASII.

Aberdeen Global Dynamic Dividend Fund	21

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

Pursuant to the terms of the Investor Relations Services Agreement, ASII (or third parties engaged by ASII), among other things, provides objective and timely information to shareholders based on publicly available information; provides information efficiently through the use of technology while offering shareholders immediate access to knowledgeable investor relations representatives; develops and maintains effective communications with investment professionals from a wide variety of firms; creates and maintains investor relations communication materials such as fund manager interviews, films and webcasts, publishes white papers, magazine articles and other relevant materials discussing the Fund's investment results, portfolio positioning and outlook; develops and maintains effective communications with large institutional shareholders; responds to specific shareholder questions; and reports activities and results to the Board and management detailing insight into general shareholder sentiment.

During the six-month period ended April 30, 2021, the Fund incurred investor relations fees of approximately $35,827. For the six-month period ended April 30, 2021, ASII did not contribute to the investor relations fees for the Fund because the Fund's contribution was below 0.05% of the Fund's average weekly net assets on an annual basis.

4. Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six-month period ended April 30, 2021, were $477,706,448 and $429,733,023, respectively.

5. Capital

As of April 30, 2021, there were 12,549,582 shares of common stock issued and outstanding.

6. Line of Credit

On December 1, 2010, the Fund entered into a lending agreement with BNP Paribas Prime Brokerage International Ltd. ("BNPP PB"), which allows the Fund to borrow on an uncommitted and secured basis. The terms of the lending agreement indicate the rate to be LIBOR plus 0.85% per annum on amounts borrowed. The BNPP PB facility provides a secured, uncommitted line of credit for the Fund where selected Fund assets are pledged against advances made to the Fund. The Fund has granted a security interest in all pledged assets used as collateral to the BNPP PB facility. The Fund is permitted to borrow up to the maximum allowable amount under the Investment Company Act of 1940, as amended, of the total assets for extraordinary or emergency purposes, which is generally 33.33% of total assets, but may exceed that under certain market conditions. Additionally, the Fund is permitted to borrow up to 10% of the total assets for investment purposes. On April 30, 2021, the amount available for investment purposes was $16,866,096. Either BNPP PB or the Fund may terminate this agreement upon delivery of written notice. During the six-month period ended April 30, 2021, the average borrowing by the Fund was $2,255,415 with an average weighted interest rate on borrowings of 0.97%. During the six-month period ended April 30, 2021, the maximum borrowing by the Fund was $5,741,697. Interest expense related to the line of credit for the six-month period ended April 30, 2021, was $12,014. As of April 30, 2021, the outstanding balance on the loan was $5,130,563.

7. Open Market Repurchase Program

On June 13, 2018, the Board approved a share repurchase program ("Program") for the Fund. The Program allows the Fund to purchase, in the open market, its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Fund's investment adviser and subject to market conditions and investment considerations. The Fund reports repurchase activity on the Fund's website on a monthly basis. For the six-month period ended April 30, 2021, the Fund did not repurchase any shares through the Program.

8. Portfolio Investment Risks

a. Dividend Strategy Risk:

There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund's emphasis on dividend paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company's track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. The Fund may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods.

b. Emerging Markets Risk:

The Fund is subject to emerging market risk. This is a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see "Foreign Securities Risk" below).

c. Equity Securities Risk:

The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because

22	Aberdeen Global Dynamic Dividend Fund

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

the right to repayment of common stockholders' claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

d. Foreign Currency Exposure Risk:

The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

e. Foreign Securities Risk:

Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund's investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

f. Issuer Risk:

The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or service.

g. Leverage Risk:

The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage.

h. LIBOR Risk:

Under the revolving credit facility, the Fund is charged interest on amounts borrowed at a variable rate, which may be based on the London Interbank Offered Rate ("LIBOR") plus a spread. Additionally, the Fund may invest in certain debt securities, derivatives or other financial instruments that utilize LIBOR as a "benchmark" or "reference rate" for various interest rate calculations. In 2017, the head of the United Kingdom's Financial Conduct Authority ("FCA") announced a desire to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used LIBOR rates may continue until mid-2023. It is anticipated that LIBOR ultimately will be discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying market around that time. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund's payment obligations under the revolving credit facility and on the Fund's investments that reference LIBOR cannot yet be determined.

i. Management Risk:

The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

j. Market Risk:

Markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, the fluctuation of other stock markets around the world, and financial, economic and other global market developments and disruptions, such as those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies and natural/environmental disasters. Such events can negatively impact the securities markets and cause the Fund to lose value.

One such event is the COVID-19 pandemic, which has caused major disruptions to economies and markets around the world, including the markets in which the Fund invests, and which has and may continue to negatively impact the value of certain of the Fund's investments. Although vaccines for COVID-19 and variants thereof are becoming more widely available, the COVID-19 pandemic and impacts thereof may continue for an extended period of time and may vary from market to market. To the extent the impacts of COVID-19 continue, the Fund may experience negative impacts to its business that could exacerbate other risks to which the Fund is subject. Policy and legislative changes in countries around the world are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes.

In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund's investments may be negatively affected by such events.

For example, whether or not the Fund invests in securities of issuers located in Europe (whether the EU, Eurozone or UK) or with significant exposure to European, EU, Eurozone or UK issuers or countries, the

Aberdeen Global Dynamic Dividend Fund	23

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

unavoidable uncertainties and events related to the UK's departure from the EU ("Brexit") could negatively affect the value and liquidity of the Fund's investments, increase taxes and costs of business and cause volatility in currency exchange rates and interest rates. Brexit could adversely affect the performance of contracts in existence at the date of Brexit and European, UK or worldwide political, regulatory, economic or market conditions and could contribute to instability in political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the UK and EU is defined and as the UK determines which EU laws to replace or replicate. Any of these effects of Brexit, and others that cannot be anticipated, could adversely affect the Fund's business, results of operations and financial condition.

The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

k. Mid-Cap Securities Risk:

Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

l. Non-U.S. Taxation Risk:

Income, proceeds and gains received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.

If, at the close of its taxable year, more than 50% of the value of the Fund's total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder's not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If the Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund's taxable income. Even if the Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

m. Passive Foreign Investment Company Tax Risk:

Equity investments by the Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. The Fund may be able to elect to treat a PFIC as a "qualified electing fund" (i.e., make a "QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gains annually. The Fund may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

n. Portfolio Turnover Risk:

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

o. Qualified Dividend Income Tax Risk:

Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.

p. Sector Risk:

To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Financial Sector Risk. To the extent that the financials sector represents a significant portion of the Fund's holdings, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a

24	Aberdeen Global Dynamic Dividend Fund

Notes to Financial Statements (unaudited) (concluded)

April 30, 2021

greater extent on, factors impacting this sector. Performance of companies in the information technology sector may be adversely impacted by many factors, including, among others, overall economic conditions, short product cycles, rapid obsolescence of products, competition and government regulation.

q. Small-Cap Securities Risk:

Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

r. Valuation Risk:

The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

9. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be estimated; however, the Fund expects the risk of loss from such claims to be remote.

10. Tax Information

The U.S. federal income tax basis of the Fund's investments (including derivatives, if applicable) and the net unrealized appreciation as of April 30, 2021, were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$119,591,164	$46,912,894	$(4,270,768)	$42,642,126

11. Recent Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. Management is assessing the impact of Rule 18f-4 on the Fund.

12. Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2021.

On May 11, 2021 and June 9, 2021, the Fund announced that it will pay on May 28, 2021 and June 30, 2021 a distribution of $0.065 per share to all shareholders of record as of May 21, 2021 and June 23, 2021, respectively.

Aberdeen Global Dynamic Dividend Fund	25

Supplemental Information (unaudited)

Results of Annual Meeting of Shareholders

The Annual Meeting of Shareholders was held virtually on April 29, 2021. The description of the proposal and number of shares voted at the meeting are as follows:

1. To elect one Class I Trustee to the Board of Trustees:

	Votes For	Votes Withheld
John Sievwright	8,805,996	1,394,971

26	Aberdeen Global Dynamic Dividend Fund

Dividend Reinvestment and Optional Cash Purchase Plan (unaudited)

The Fund intends to distribute to stockholders substantially all of its net investment income and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long-term and short-term capital gains net of expenses. Pursuant to the Dividend Reinvestment and Optional Cash Purchase Plan (the "Plan"), stockholders whose shares of common stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by Computershare Trust Company N.A. (the "Plan Agent") in the Fund shares pursuant to the Plan, unless such stockholders elect to receive distributions in cash. Stockholders who elect to receive distributions in cash will receive such distributions paid by check in U.S. Dollars mailed directly to the stockholder by the Plan Agent, as dividend paying agent. In the case of stockholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholders as representing the total amount registered in such stockholders' names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee and may be required to have their shares registered in their own names in order to participate in the Plan. Please note that the Fund does not issue certificates so all shares will be registered in book entry form. The Plan Agent serves as agent for the stockholders in administering the Plan. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's common stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive common stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share (plus expected per share fees) on the valuation date equals or exceeds NAV per share on that date, the Fund will issue new shares to participants at NAV; provided, however, that if the NAV is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the payable date for such distribution or dividend or, if that date is not a trading day on the New York Stock Exchange, the immediately preceding trading date. If NAV exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the NAV of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the NAV of the Fund's shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments of a minimum of $50 per investment (by check, one-time online bank debit or recurring automatic monthly ACH debit) to the Plan Agent for investment in the Fund's common stock, with an annual maximum contribution of $250,000. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on the 25th day of each month or the next trading day if the 25th is not a trading day.

If the participant sets up recurring automatic monthly ACH debits, funds will be withdrawn from his or her U.S. bank account on the 20th of each month or the next business day if the 20th is not a banking business day and invested on the next investment date. The Plan Agent maintains all stockholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by stockholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan. There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a per share fee of $0.02 incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay.

Participants also have the option of selling their shares through the Plan. The Plan supports two types of sales orders. Batch order sales are submitted on each market day and will be grouped with other sale requests to be sold. The price will be the average sale price obtained by Computershare's broker, net of fees, for each batch order and will be sold generally within 2 business days of the request during regular open market hours. Please note that all written sales requests are always processed by Batch Order. ($10 and $0.12 per share). Market Order sales will sell at the next available trade. The shares are sold real time when they hit the market, however an available trade must be

Aberdeen Global Dynamic Dividend Fund	27

Dividend Reinvestment and Optional Cash Purchase Plan (unaudited) (concluded)

presented to complete this transaction. Market Order sales may only be requested by phone at 1-800-647-0584 or using Investor Center through www.computershare.com/buyaberdeen. ($25 and $0.12 per share).

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions. The Fund or the Plan Agent may terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days prior to the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority) only by mailing a written notice at least 30 days' prior to the effective date to the participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent by phone at 1-800-647-0584, using Investor Center through www.computershare.com/buyaberdeen or in writing to Computershare Trust Company N.A., P.O. Box 505000, Louisville, KY 40233-5000.

28	Aberdeen Global Dynamic Dividend Fund

Corporate Information

Trustees

Stephen Bird

Nancy Yao Maasbach

P. Gerald Malone, Chairman

John Sievwright

Investment Adviser

Aberdeen Asset Managers Limited

Bow Bells House

1 Bread Street

London, United Kingdom

EC4M 9HH

Custodian

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 505000

Louisville, KY 40233

Independent Registered Public Accounting Firm

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Administrator

Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

Investor Relations

Aberdeen Standard Investments, Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

1-800-522-5465

Investor.Relations@aberdeenstandard.com

Aberdeen Asset Managers Limited

The Financial Statements as of April 30, 2021, included in this report, were not audited and accordingly, no opinion is expressed thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase, from time to time, shares of its common stock in the open market.

Shares of Aberdeen Global Dynamic Dividend Fund are traded on the NYSE under the symbol "AGD". Information about the Fund's net asset value and market price is available at www.aberdeenagd.com.

This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Global Dynamic Dividend Fund for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

AGD SEMI-ANNUAL

Item 2. Code of Ethics.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

(a) Included as part of the Reports to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)  Not applicable to semi-annual report on Form N-CSR.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1)of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Registrant during the period covered by the report.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2021, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Dynamic Dividend Fund

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Global Dynamic Dividend Fund

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Global Dynamic Dividend Fund

Date: July 8, 2021

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Global Dynamic Dividend Fund

Date: July 8, 2021